Subsequent Events (Details) - Subsequent Events. - CNY (¥) ¥ in Thousands	1 Months Ended
	Sep. 30, 2022	Aug. 31, 2022
Life Infinity
Subsequent Event [Line Items]
Equity interest acquired		63.39%
Consideration paid to acquire the equity interest		¥ 141,000
Sincerity and compassion health management center
Subsequent Event [Line Items]
Equity interest acquired	65.00%
Consideration paid to acquire the equity interest	¥ 55,250